Other Expenses - Schedule of Other Expenses (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Expenses [Abstract]
Bad debt allowance	[1]	$ 169,950
Professional fees		1,169,733	425,693
Distribution expenses		91,539	49,293
Office expenses		168,167	122,081
Rental expenses		5,516	(3,860)
Fair value adjustment	[1]	1,470,513
Others		(3,044)	12,723
Total		$ 3,072,374	$ 605,930

[1]	Fair value adjustment pertains to adjustments made on other financial liabilities.